Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of changes in the fair value and the corresponding ECL - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of changes in the fair value and the corresponding ECL [Line Items]
Beginning balance	$ 7,162,542	$ 4,010,272
Ending balance	1,358	7,162,542
New assets purchased	22,610,556	14,708,776
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognized or matured (excluding write-off)	(23,770,174)	(11,440,253)
Changes due to modifications not derecognized	(201,143)	100,401
Other adjustments		(216,654)
Expected Credit Losses Stage1 [Member] |
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of changes in the fair value and the corresponding ECL [Line Items]
Beginning balance	7,162,542	4,010,272
Ending balance	1,358	7,162,542
New assets purchased	22,610,556	14,708,776
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognized or matured (excluding write-off)	(23,770,174)	(11,440,253)
Changes due to modifications not derecognized	(201,143)	100,401
Other adjustments		(216,654)
Expected Credit Losses Stage 2 [Member] |
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of changes in the fair value and the corresponding ECL [Line Items]
Beginning balance
Ending balance
New assets purchased
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognized or matured (excluding write-off)
Changes due to modifications not derecognized
Other adjustments
Expected Credit Losses Stage 3 [Member] |
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of changes in the fair value and the corresponding ECL [Line Items]
Beginning balance
Ending balance
New assets purchased
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognized or matured (excluding write-off)
Changes due to modifications not derecognized
Other adjustments
ECL [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of changes in the fair value and the corresponding ECL [Line Items]
Beginning balance	1,138	456
Ending balance	703	1,138
New assets purchased	3,293	1,965
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognized or matured (excluding write-off)	(3,608)	(1,501)
Changes due to modifications not derecognized	(120)	219
Write-off
Other adjustments		(1)
ECL [Member] | Expected Credit Losses Stage1 [Member] |
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of changes in the fair value and the corresponding ECL [Line Items]
Beginning balance	1,138	456
Ending balance	703	1,138
New assets purchased	3,293	1,965
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognized or matured (excluding write-off)	(3,608)	(1,501)
Changes due to modifications not derecognized	(120)	219
Write-off
Other adjustments		(1)
ECL [Member] | Expected Credit Losses Stage 2 [Member] |
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of changes in the fair value and the corresponding ECL [Line Items]
Beginning balance
Ending balance
New assets purchased
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognized or matured (excluding write-off)
Changes due to modifications not derecognized
Write-off
Other adjustments
ECL [Member] | Expected Credit Losses Stage 3 [Member] |
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of changes in the fair value and the corresponding ECL [Line Items]
Beginning balance
Ending balance
New assets purchased
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognized or matured (excluding write-off)
Changes due to modifications not derecognized
Write-off
Other adjustments